Schedule of changes in deferred income tax and social contribution (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Opening balance	R$ (1,034)	R$ (858)	R$ (225)
Credit (expense) for the year – Continuing operations	(676)	291	154
Credit (expense) for the year - Discontinued operations		214	(122)
Tax on discontinued operations			314
Income tax related to OCI - Continuing operations			1
Income tax related to OCI - Discontinued operations			(20)
Business combination			(747)
Exchange rate changes	13	(188)	(18)
Assets held for sale and discontinued operations			122
Deconsolidation - Sendas		91
Other	(9)	(2)	(9)
At the end of the period	R$ (354)	R$ (1,034)	R$ (858)